TRANSAMERICA FUNDS

Transamerica Asset Allocation – Conservative Portfolio

Transamerica Asset Allocation – Growth Portfolio

Transamerica Asset Allocation – Moderate Growth Portfolio

Transamerica Asset Allocation – Moderate Portfolio

Transamerica High Yield ESG

Supplement to the Currently Effective Class R3 Prospectus

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The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub-heading “Average Annual Total Returns”:

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Transamerica Asset Allocation – Conservative Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark[1]	11.71%	0.14%	3/1/2022

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark, consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica Asset Allocation – Growth Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	5.20%	3/1/2022

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Transamerica Asset Allocation – Moderate Growth Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	5.20%	3/1/2022
Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark[1]	18.12%	2.94%	3/1/2022

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica Asset Allocation – Moderate Portfolio

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	5.20%	3/1/2022
Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark[1]	14.43%	1.36%	3/1/2022

[1]

The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

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Transamerica High Yield ESG

Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	-2.44%	7/31/2020

[1]

The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference

June 3, 2024

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